SCHEDULE OF MARKETABLE SECURITIES (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Other Bank balances	$ 4,623	$ 14,415
Total	$ 4,623	$ 14,415